Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Harbor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Bond Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 586%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	586.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality

The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. Total return includes dividends, interest income, realized and unrealized capital gains and changes in net asset value.

The Subadviser relies on its own proprietary research and analysis to manage the Fund’s portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:
  Long-term social, political and demographic trends
  Cyclical business and economic conditions
  Current market conditions
The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller). Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 15% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody’s, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

		Duration: The Fund’s average duration, as calculated by the Subadviser, is normally equal to that of its benchmark, plus or minus two years. The duration of the Barclays U.S. Aggregate Bond Index as of December 31, 2015 was 5.68 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole. The average duration of the Fund’s portfolio was 4.54 years as of December 31, 2015.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.

Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage Risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Convertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	5.97%	Q2 2009
Worst Quarter	-3.56%	Q3 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Harbor Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[2],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51%	[1],[4]
One Year	rr_ExpenseExampleYear01	$ 52
Three Years	rr_ExpenseExampleYear03	182
Five Years	rr_ExpenseExampleYear05	325
Ten Years	rr_ExpenseExampleYear10	738
One Year	rr_ExpenseExampleNoRedemptionYear01	52
Three Years	rr_ExpenseExampleNoRedemptionYear03	182
Five Years	rr_ExpenseExampleNoRedemptionYear05	325
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 738
2006	rr_AnnualReturn2006	3.91%
2007	rr_AnnualReturn2007	8.69%
2008	rr_AnnualReturn2008	3.34%
2009	rr_AnnualReturn2009	13.84%
2010	rr_AnnualReturn2010	7.96%
2011	rr_AnnualReturn2011	3.48%
2012	rr_AnnualReturn2012	9.32%
2013	rr_AnnualReturn2013	(1.46%)
2014	rr_AnnualReturn2014	4.78%
2015	rr_AnnualReturn2015	0.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
One Year	rr_AverageAnnualReturnYear01	0.23%
Five Years	rr_AverageAnnualReturnYear05	3.20%
Ten Years	rr_AverageAnnualReturnYear10	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987
Harbor Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[2],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.76%	[1],[4]
One Year	rr_ExpenseExampleYear01	$ 78
Three Years	rr_ExpenseExampleYear03	262
Five Years	rr_ExpenseExampleYear05	461
Ten Years	rr_ExpenseExampleYear10	1,037
One Year	rr_ExpenseExampleNoRedemptionYear01	78
Three Years	rr_ExpenseExampleNoRedemptionYear03	262
Five Years	rr_ExpenseExampleNoRedemptionYear05	461
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
One Year	rr_AverageAnnualReturnYear01	(0.04%)
Five Years	rr_AverageAnnualReturnYear05	2.93%
Ten Years	rr_AverageAnnualReturnYear10	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor Bond Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.01%)
Five Years	rr_AverageAnnualReturnYear05	1.57%
Ten Years	rr_AverageAnnualReturnYear10	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987
Harbor Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	1.84%
Ten Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987
Harbor Bond Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.55%
Five Years	rr_AverageAnnualReturnYear05	3.25%
Ten Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987

[1]	The Adviser has contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and 0.405% on assets greater than $3 billion through February 28, 2018. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.51% and 0.76% for the Institutional Class and Administrative Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate these agreements.
[2]	Restated to reflect current fees.
[3]	and Expense Reimbursement
[4]	After Fee Waiver and Expense Reimbursement